Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 8,853	$ 6,821	$ 28,255
Income taxes at Swiss tax rate of 18.5% for 2025, 18.5% for 2024 and 18.5% for 2023	1,638	1,262	5,227
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	186	(197)	(224)
Tax effects of losses not recognized	301	1,012	1,584
Previously unrecognized tax losses now utilized	(155)	(454)	(401)
Non-taxable and lower taxed income	(827)	(447)	(5,641)
Non-deductible expenses and additional taxable income	1,220	1,774	1,651
Adjustments related to prior years, current tax	(110)	(102)	(87)
Adjustments related to prior years, deferred tax	(4)	9	(1)
Change in deferred tax recognition	(1,306)	(1,480)	(1,288)
Adjustments to deferred tax balances arising from changes in tax rates	11	(40)	26
Other items	103	338	25
Income tax expense / (benefit)	$ 1,056	$ 1,675	$ 873
Applicable tax rate	18.50%	18.50%	18.50%
of which: Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	$ 4,162	$ 3,002	$ 32,237
Increase / (decrease) resulting from:
Income tax expense / (benefit)	920	968	1,035
of which: Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Operating profit / (loss) before tax	4,691	3,819	(3,981)
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 136	$ 707	$ (162)